UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2008

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

2008

Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

ANNUAL REPORT
December 31, 2008

Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
alfrankfunds.com

Dear Shareholders,

Like most mutual fund managers, we say good riddance 2008, a year where stocks experienced the worst calendar year performance since the 1930’s. A year where a 49% decline from peak to trough registered as the third-worst bear market since 1926, as measured by the S&P 500 Index. A year where the overall stock market, as measured by the Dow Jones Wilshire 5000 Index lost 40% of its value in just nine weeks. A year where there was nowhere for investors to hide, be it small-, large- or mid-cap; value, growth or blend; Japan, Europe or Asia; developed or emerging markets; corporate bonds, commodities, real estate…you name it. Even some money market funds ‘broke the buck’. Aside from U.S. Treasuries, just about everything lost money in 2008 and the losses were of historic proportions. Never has so much wealth disappeared so quickly across such a wide variety of asset classes.

Alas, our Funds were not immune to the carnage. The fact that very few saw the 2008 crisis on the horizon and that nearly everyone underestimated the effect that the unwinding of excesses from years past would have on the entire financial system provides little consolation. Still, even though 2009 is off to a rocky start, there is no question in my mind that our country will rise to the many challenges before her. Americans have the greatest capacity in the world to adjust, adapt and create opportunity.

Of course, it goes without saying that many bumps remain in the road to recovery and renewed prosperity but the great fortunes of this country have been made by those who have had long-term vision and the will to persevere and adjust. As legendary value investor Warren Buffett wrote last October:

“To be sure, investors are right to be wary of highly leveraged entities or businesses in weak competitive positions. But fears regarding the long-term prosperity of the nation’s many sound companies make no sense. These businesses will indeed suffer earnings hiccups, as they always have. But most major companies will be setting new profit records 5, 10 and 20 years from now.”

“Let me be clear on one point: I can’t predict the short-term movements of the stock market. I haven’t the faintest idea as to whether stocks will be higher or lower a month — or a year — from now. What is likely, however, is that the market will move higher, perhaps substantially so, well before either sentiment or the economy turns up. So if you wait for the robins, spring will be over.”

At Al Frank Asset Management, we will continue to build on our 32-year history of transparency, honesty and consistency in our style and purpose. We believe that we are a trusted and stable value manager with a straightforward and simple approach, the opposite of a ‘black box’ strategy or Ponzi-scheme tactic for which some of our competitors have now become infamous.

Like the Oracle of Omaha, we make no bold predictions about when we’ll be set for a sustained market recovery, but we do believe that the bargains now being created potentially present a once in a generation opportunity. We see the makings of a great investment foundation for those who subscribe to a long-term (3-to-5 year) investing view.

Though the lows set in November may not hold, we stand strongly by the idea that we are not at the beginning of a five-to-ten year bear market that some prognosticators have eschewed. Far from it, we think that the historic moves taken by the Federal Reserve and the U.S. Treasury to contain the credit crisis, reduce borrowing costs and stimulate the economy will eventually take hold, ultimately compelling investors to move a chunk of their massive cash stockpile ($3.8 trillion parked in money market funds) back into instruments that offer greater return potential.

Further, we believe that a tremendous amount of bad news is already priced into the markets. The destruction of equity prices has resulted in a record number of undervalued purchase candidates in the pages of our Prudent Speculator investment newsletter, including many stocks that heretofore always had been too expensive, based on our strategy, to warrant a purchase. And with the composition of the buy list so diverse, there is opportunity to capture even broader diversification, a tenet so vital to our approach.

As always, and despite the ugly performance endured by the markets and our Funds this past year, we remain steadfast in our belief that our disciplined approach of buying undervalued stocks and holding them in broadly diversified portfolios should generate solid returns over the long term. Our long-tenured shareholders know that we’ve endured tough times before—1998 and 2002—, but we have always stayed true to the core of our value-oriented approach, even as we’re always working to improve our processes and methodologies.

We by no means rest on dusty laurels as we navigate these turbulent waters and we’ll admit to concentrating our reviews on balance sheet strength, cash flow dependability, macroeconomic pulleys and relative growth levers. That is, the global gloom in which we work forces us to focus on metrics that in a cheerier environment would prove less indicative of longer-term stock performance. Too, the breadth of what would in a different market be called a bargain is so great that we’ve fine-tuned our relative value meter to filter out only those securities that we believe offer  the finest opportunities. We’ve created qualitative overlays to incorporate the talents of our human capital—the ‘art’—as well as additional quantitative measures to further sift the universe of potential purchases into a group that offers, in our view, the finest risk/reward balance—the ‘science’.

******

As has become our custom in these missives, we like to remind shareholders that we have a style-agnostic investment philosophy as we are free to go wherever we believe the best stock values currently may be hiding. With this in mind, take a look at the Top 15 Holdings and Sector Weightings (as a percentage of net assets on December 31, 2008). Even though both of our Funds historically have been classified as Small- or Mid-Cap Value, in VALDX, our two largest individual stock holdings McDonald’s and ExxonMobil sport market capitalizations of more than $60 billion, not exactly small- or mid-cap. In VALUX, our largest weighting is in Electronic Technology, not a sector usually associated with value-oriented funds.

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Archer Daniels Midland	1.1%	Electronic Technology	22.5%
2	Lockheed Martin	1.1%	Energy Minerals	8.4%
3	McKesson	1.1%	Finance	8.4%
4	Occidental Petroleum	1.0%	Health Technology	8.3%
5	Baxter International	1.0%	Transportation	6.8%
6	Aetna	0.9%	Consumer Durables	6.4%
7	Olin	0.9%	Technology Services	5.8%
8	Marathon Oil	0.9%	Process Industries	4.0%
9	Johnson & Johnson	0.9%	Health Services	3.9%
10	Abbott Laboratories	0.9%	Industrial Services	3.8%
11	Humana	0.9%	Producer Manufacturing	3.7%
12	UnitedHealth Group	0.9%	Retail Trade	3.2%
13	H&R Block	0.8%	Consumer Non-Durables	3.2%
14	Disney, Walt	0.8%	Other	9.2%
15	Kaman Corp	0.8%	Short-Term Investments	2.4%
As of December 31, 2008. Top fifteen holdings and sector compositions are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	McDonalds	1.6%	Electronic Technology	14.3%
2	Exxon Mobil	1.3%	Finance	13.2%
3	W.R. Berkley	1.2%	Energy Minerals	8.8%
4	AT&T Inc	1.2%	Transportation	8.4%
5	Chevron	1.1%	Health Technology	8.3%
6	Chubb	1.0%	Producer Manufacturing	6.9%
7	Colgate Palmolive	1.0%	Consumer Non-Durables	6.2%
8	Abbott Laboratories	1.0%	Retail Trade	5.6%
9	The Travelers Companies	1.0%	Consumer Durables	4.8%
10	Nucor	1.0%	Consumer Services	4.0%
11	ConocoPhillips	1.0%	Non-Energy Minerals	3.5%
12	American Science & Engineering	1.0%	Industrial Services	3.1%
13	Capstead Mortgage	1.0%	Process Industries	2.7%
14	Coca Cola	0.9%	Other	6.9%
15	Baxter International	0.9%	Short-Term Investments	3.3%
As of December 31, 2008. Top fifteen holdings and sector compositions are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

In short, we seek bargains wherever they reside. If Blue-Chips seem cheap, we buy them. If technology stocks appear undervalued, we snap them up. We believe that limiting our investment universe by market-cap or value-versus-growth distinctions likely will serve only to limit our potential returns. Generally speaking, in the last couple of years, mid- and large-cap stocks had become more attractive on a relative basis,  so new purchases in those areas have moved the median market capitalizations of both of our Funds higher.

******

While our Funds are broadly diversified, the plunge in equity prices last year spared no sector. In VALUX, the largest contributors to the negative performance were (in order) Electronic Technology, Finance, Energy Minerals, Transportation and Industrial Services. In VALDX, the worst sectors were Electronic Technology, Financial, Producer Manufacturing, Transportation and Energy Minerals. Looking at individual stocks, Diodes Inc. (DIOD), Transocean Ltd. (RIG), THQ Inc. (THQI), DryShips (DRYS and Valero Energy (VLO) were the biggest dollar losers in VALUX while DryShips (DRYS), Bank of America (BAC), Valero Energy (VLO), Tsakos Energy (TNP) and Freeport-McMoRan Copper & Gold (FCX) were the largest decliners in VALDX.

Though only on a relative basis, the better performing sectors in VALUX were Health Technology, Process Industries, Technology Services, Consumer Non-Durables and Transportation while Consumer Non-Durables, Health Technology, Industrial Services, and Consumer Services helped mitigate the losses in VALDX. And checking specific stocks, Asiainfo Holdings (ASIA), Unifi (UFI), Petrohawk Energy (HK), H&R Block (HRB) and Darling Int’l (DAR) ended up as the greatest dollar gainers for VALUX during 2008, while National Presto Industries (NPK), W.R. Berkley (WRB), American Science & Engineering (ASEI), KBR Inc. (KBR) and Annaly Capital Management (NLY) topped the charts.

Generally speaking, the few stocks that were in the black in 2008 benefitted from well-timed purchases (i.e. late in the year) and sales (i.e. early in the year) while the sectors that held up better were those that investors viewed as defensive, given the weakness in the economy and the trauma in the financial sector. Our relatively heavy weighting in Electronic Technology, a sector that we have long viewed as undervalued, did not do us any favors even as our somewhat light exposure to Financials spared even greater losses.

Certainly, we recognize that the performance over the last year for our Funds has been ugly, but we do offer the reminder that both VALUX and VALDX are designed for the long-term investor. We are buying and holding our undervalued stocks not for what they may do next week, next month or even next year, but for how we expect them to fare over the next three to five years and longer. While the near-term will likely continue to be very volatile, we are confident that our discipline should be rewarded in the fullness of time. As the American humorist Arnold H. Glasgow said, "The key to everything is patience. You get the chicken by hatching the egg, not by smashing it."

******

We constantly strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free Buckingham Report service.

We realize that the last six months or so have been as difficult as just about any of us have ever experienced, even as yours truly received a baptism by fire after joining Al Frank Asset Management just prior to the Crash of ‘87. Though it may not provide as much reassurance as it has in the past, we never lose sight of the fact that equities have historically delivered excellent long-term returns (9.6% annualized for Large Company Stocks and 11.7% annualized for Small Company Stocks from 1/1/26 to 12/31/08, according to Morningstar). This, despite the Great Depression, Pearl Harbor, the Korean War, the Cuban Missile Crisis, the resignation of President Nixon, the S&L Crisis, two Iraq Wars, the bursting of the Tech Bubble and 9/11.

All of us at Al Frank Asset Management thank you for your continued loyalty and patronage. I am invested right alongside our shareholders and I have just added to my holdings in both of our Funds, so I can offer the assurance that we are doing all that we can to help ensure that the next three-to-five years may be more prosperous.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus.  Read it carefully before investing.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Diversification does not assure a profit or protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to pages 11 through 26 of this report.

Current and future portfolio holdings are subject to risk.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The Dow Jones Wilshire 5000 Index represents the broadest index for the U.S. equity market, measuring the performance of all U.S. equity securities with readily available price data.

The Al Frank Funds are distributed by Quasar Distributors, LLC (2/09)

Al Frank Funds

Al Frank Fund

Comparison of the change in value of a hypothetical $10,000 investment in Al Frank Fund – Investor Class vs. the Dow Jones Wilshire 5000 (Full Cap) Index, the Russell 2000 Index, the S&P 500 Index, the S&P MidCap 400 Index, and the Russell 3000 Index.

Al Frank Fund $22,107

S&P MidCap 400 $18,502

Russell 2000 $13,143

Wilshire 5000 $11,554

Russell 3000 $11,428

S&P 500 $11,132

	Average Annual Total Return[1]
			Dow Jones	Russell	S&P	S&P	Russell
	Al Frank Fund –	Al Frank Fund –	Wilshire 5000	2000®	500®	MidCap 400	3000®
	Investor Class	Advisor Class*	(Full Cap) Index	Index	Index	Index	Index
1 Year	-43.60%	-43.41%	-37.34%	-33.79%	-37.00%	-36.23%	-37.31%
5 Year	-3.63%	N/A	-1.67%	-0.93%	-2.19%	-0.08%	-1.95%
10 Year	9.32%	N/A	-0.63%	3.02%	-1.38%	4.46%	-0.80%
Since inception
(1/2/98)	7.48%	-17.73%	1.32%	2.52%	0.98%	5.75%	1.22%

Total Annual Fund Operating Expenses: Investor Class - 1.58%; Advisor Class - 1.33%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.

[1]	Average Annual Total Return represents the average change in account value over the periods indicated.

The Fund is discontinuing the use of the Dow Jones Wilshire 5000 (Full Cap), the Russell 2000, and the S&P MidCap 400 indices.  The Fund is replacing these indices with the Russell 3000 Index. The Fund believes the Russell 3000 Index is more comparable to the Fund’s investment style.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange.  As of 12/31/08, the index was comprised of approximately 4,500 companies. The Fund is discontinuing the use of this index.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization. The Fund is discontinuing the use of this index.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Fund is discontinuing the use of this index.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

Al Frank Dividend Value Fund

Comparison of the change in value of a $10,000 investment in the Al Frank Dividend Value Fund – Investor Class vs the Dow Jones Wilshire 5000 (Full Cap) Index, the S&P MidCap 400 Index, the S&P 500 Index, and the Russell 3000 Index

S&P MidCap 400 $9,590

Al Frank Dividend Value Fund $9,039

Wilshire 5000 $9,007

Russell 3000 $8,916

S&P 500 $8,819

	Average Annual Total Return[1]
	Al Frank Dividend	Al Frank Dividend	Dow Jones	S&P		Russell
	Value Fund –	Value Fund –	Wilshire 5000	MidCap 400	S&P 500®	3000®
	Investor Class	Advisor Class*	(Full Cap) Index	Index	Index	Index
1 Year	-35.66%	-35.48%	-37.34%	-36.23%	-37.00%	-37.31%
Since inception
(9/30/04)	-2.35%	-13.17%	-2.43%	-0.98%	-2.91%	-2.66%

Total Annual Fund Operating Expenses: Investor Class - 2.12%; Advisor Class - 1.87%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at www.alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.

[1]	Average Annual Total Return represents the average change in account value over the periods indicated.

The Fund is discontinuing the use of the Dow Jones Wilshire 5000 (Full Cap) and the S&P MidCap 400 indices.  The Fund is replacing these indices with the Russell 3000 Index. The Fund believes the Russell 3000 Index is more comparable to the Fund’s investment style.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange.  As of 12/31/08, the index was comprised of approximately 4,500 companies. The Fund is discontinuing the use of this index.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The Fund is discontinuing the use of this index.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2008 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (7/1/08 – 12/31/08).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the advisory agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual	$1,000.00	$ 647.20	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.56

*Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual	$1,000.00	$ 648.40	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.29

*Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2008 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual	$1,000.00	$ 690.60	$ 8.41
Hypothetical (5% return before expenses)	$1,000.00	$1,015.18	$10.03

*Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual	$1,000.00	$ 691.50	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,016.44	$8.77

*Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2008 (Unaudited)

Al Frank Fund

at December 31, 2008

Al Frank Dividend Value Fund

at December 31, 2008

Percentages represent market value as a percentage of total investments.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008

Shares	COMMON STOCKS: 97.63%	Value
	COMMERCIAL SERVICES: 0.80%
	Advertising/Marketing Services: 0.29%
45,000	Valueclick, Inc. (a)	$307,800

	Miscellaneous Commercial Services: 0.51%
83,000	Kratos Defense & Security Solutions, Inc. (a)	116,200
125,000	Onvia.com, Inc. (a) (c)	427,500
		543,700
	Total Commercial Services (Cost $953,601)	851,500

	COMMUNICATIONS: 0.64%
	Major Telecommunications: 0.64%
20,000	Verizon Communications, Inc.	678,000
	Total Communications (Cost $646,437)	678,000

	CONSUMER DURABLES: 6.40%
	Automotive Aftermarket: 0.30%
23,000	Cooper Tire & Rubber Co.	141,680
30,000	Goodyear Tire & Rubber Co. (a)	179,100
		320,780
	Electronics/Appliances: 0.57%
19,025	Global-Tech Advanced Innovations, Inc. (a) (b)	190,250
10,000	Helen of Troy Ltd. (a) (b)	173,600
6,000	Whirlpool Corp. (c)	248,100
		611,950
	Homebuilding: 2.56%
20,000	Cavco Industries, Inc. (a)	537,800
43,000	D.R. Horton, Inc.	304,010
20,000	KB Home (c)	272,400
12,000	M.D.C. Holdings, Inc.	363,600
35,000	Pulte Homes, Inc.	382,550
15,000	Ryland Group, Inc.	265,050
28,000	Toll Brothers, Inc. (a)	600,040
		2,725,450
	Motor Vehicles: 0.54%
15,000	Daimler AG (b) (c)	574,200

	Recreational Products: 2.43%
30,000	Callaway Golf Co.	278,700
25,000	Hasbro, Inc.	729,250
20,000	JAKKS Pacific, Inc. (a)	412,600
55,000	Mattel, Inc.	880,000
70,000	THQ, Inc. (a)	293,300
		2,593,850
	Total Consumer Durables (Cost $9,365,794)	6,826,230

	CONSUMER NON-DURABLES: 3.19%
	Apparel/Footwear: 0.99%
40,000	Delta Apparel, Inc. (a)	146,000
10,000	Oxford Industries, Inc.	87,700
80,000	Quiksilver, Inc. (a)	147,200
21,000	Steven Madden, Ltd. (a)	447,720
20,000	Timberland Co. – Class A (a)	231,000
		1,059,620

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	CONSUMER NON-DURABLES (continued)
	Food: Major Diversified: 0.57%
6,920	Kraft Foods, Inc. – Class A	$185,802
43,000	Sara Lee Corp.	420,970
		606,772
	Tobacco: 1.63%
90,000	Alliance One International, Inc. (a)	264,600
10,000	Altria Group, Inc.	150,600
10,000	Philip Morris International Inc.	435,100
22,000	Reynolds American, Inc.	886,820
		1,737,120
	Total Consumer Non-Durables (Cost $4,025,371)	3,403,512

	CONSUMER SERVICES: 2.37%
	Casinos/Gaming: 0.17%
15,000	International Game Technology	178,350

	Hotels/Resorts/Cruiselines: 0.28%
12,000	Carnival Corp. (b)	291,840

	Media Conglomerates: 0.85%
40,000	Walt Disney Co.	907,600

	Other Consumer Services: 0.85%
40,000	H & R Block, Inc.	908,800

	Restaurants: 0.22%
25,000	Starbucks Corp. (a)	236,500
	Total Consumer Services (Cost $3,246,213)	2,523,090

	CONSUMER STAPLES: 0.37%
	Drugstore Chains: 0.37%
16,000	Walgreen Co.	394,720
	Total Consumer Staples (Cost $413,965)	394,720

	DISTRIBUTION SERVICES: 2.61%
	Electronics Distributors: 1.49%
30,000	Avnet, Inc. (a)	546,300
84,000	Brightpoint, Inc. (a)	365,400
40,000	GTSI Corp. (a)	240,000
71,000	Nu Horizons Electronics Corp. (a)	122,120
45,000	Wayside Technology Group, Inc.	315,000
		1,588,820
	Medical Distributors: 1.09%
30,000	McKesson Corp.	1,161,900

	Wholesale Distributors: 0.03%
85,000	Huttig Building Products, Inc. (a)	38,250
	Total Distribution Services (Cost $3,774,648)	2,788,970

	ELECTRONIC TECHNOLOGY: 22.53%
	Aerospace & Defense: 6.42%
24,100	AAR Corp. (a)	443,681
67,500	Allied Defense Group, Inc. (a)	418,500
5,000	American Science and Engineering, Inc.	369,800

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	ELECTRONIC TECHNOLOGY (continued)
	Aerospace & Defense (continued)
22,500	BE Aerospace, Inc. (a)	$173,025
15,500	Boeing Co.	661,385
40,000	Ducommun, Inc.	668,000
50,000	Kaman Corp. – Class A	906,500
72,000	LMI Aerospace, Inc. (a)	818,640
14,000	Lockheed Martin Corp.	1,177,120
15,000	Raytheon Co.	765,600
75,000	SIFCO Industries, Inc. (a)	446,250
		6,848,501
	Computer Communications: 1.31%
17,000	Cisco Systems, Inc. (a)	277,100
66,600	Digi International, Inc. (a)	540,126
120,000	Network Equipment Technologies, Inc. (a) (c)	345,600
89,568	Soapstone Networks, Inc. (a)	231,086
		1,393,912
	Computer Components & Software: 0.68%
20,000	Hewlett Packard Co.	725,800

	Computer Peripherals: 1.22%
25,000	Electronics for Imaging, Inc. (a)	239,000
155,000	Peerless Systems Corp. (a)	280,550
35,000	Seagate Technology (b)	155,050
55,000	Western Digital Corp. (a)	629,750
		1,304,350
	Computer Processing Hardware: 0.64%
8,000	Apple Inc. (a)	682,800

	Electronic Components: 0.93%
370,000	Alliance Fiber Optic Products, Inc. (a)	237,910
45,000	AVX Corp.	357,300
143,750	Orbit International Corp. (a)	257,313
40,000	Vishay Intertechnology, Inc. (a)	136,800
		989,323
	Electronic Equipment/Instruments: 1.74%
137,000	ActivIdentity Corp. (a)	245,230
53,544	AU Optronics Corp. – ADR (c)	411,218
26,650	Cogent Inc. (a)	361,640
41,700	Frequency Electronics, Inc. (a)	118,845
30,000	Nam Tai Electronics, Inc. (b)	165,000
40,000	OSI Systems, Inc. (a)	554,000
		1,855,933
	Electronic Production Equipment: 2.67%
130,000	Aetrium, Inc. (a)	253,500
40,000	Cohu, Inc.	486,000
29,500	Lam Research Corp. (a)	627,760
60,000	Mattson Technology, Inc. (a)	84,600
60,000	Trio-Tech International	108,000
35,976	Ultratech, Inc. (a)	430,273
38,750	Varian Semiconductor Equipment Associates, Inc. (a)	702,150
25,000	Veeco Instruments, Inc. (a)	158,500
		2,850,783

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	ELECTRONIC TECHNOLOGY (continued)
	Semiconductors: 4.48%
37,500	Applied Micro Circuits Corp. (a)	$147,375
75,000	Ceva, Inc. (a)	525,000
76,000	Diodes, Inc. (a) (c)	460,560
40,000	Exar Corp. (a) (c)	266,800
45,000	Integrated Device Technology, Inc. (a)	252,450
95,000	Integrated Silicon Solutions, Inc. (a)	154,850
35,000	Intel Corp.	513,100
35,000	National Semiconductor Corp.	352,450
75,000	NVIDIA Corp. (a)	605,250
70,000	Pericom Semiconductor Corp. (a)	383,600
57,219	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	452,030
25,000	Texas Instruments, Inc.	388,000
80,000	TriQuint Semiconductor, Inc. (a)	275,200
		4,776,665
	Telecommunications Equipment: 2.44%
350,000	Clearfield, Inc. (a)	367,500
65,000	Communications Systems, Inc.	507,000
45,000	Corning, Inc.	428,850
40,000	Nokia Corp. – ADR	624,000
18,000	Polycom, Inc. (a)	243,180
105,000	Tellabs, Inc. (a)	432,600
		2,603,130
	Total Electronic Technology (Cost $29,673,876)	24,031,197

	ENERGY MINERALS: 8.44%
	Integrated Oil: 2.92%
11,000	Chevron Corp.	813,670
10,000	ConocoPhillips	518,000
10,000	Exxon Mobil Corp.	798,300
36,000	Marathon Oil Corp.	984,960
		3,114,930
	Oil & Gas Production: 3.80%
20,000	Anadarko Petroleum Corp.	771,000
10,000	Apache Corp.	745,300
20,000	Chesapeake Energy Corp.	323,400
9,000	Devon Energy Corp.	591,390
11,000	Noble Energy, Inc.	541,420
18,000	Occidental Petroleum Corp.	1,079,820
		4,052,330
	Oil Refining/Marketing: 1.72%
26,150	Holly Corp.	476,715
37,500	Tesoro Petroleum Corp.	493,875
40,000	Valero Energy Corp.	865,600
		1,836,190
	Total Energy Minerals (Cost $5,798,830)	9,003,450

	FINANCE: 8.42%
	Financial Conglomerates: 0.39%
13,200	JPMorgan Chase & Co.	416,196

	Life/Health Insurance: 1.64%
14,000	MetLife, Inc.	488,040
2,500	National Western Life Insurance Co. – Class A	422,925

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	FINANCE (continued)
	Life/Health Insurance (continued)
45,000	Unum Group	$837,000
		1,747,965
	Major Banks: 1.95%
20,000	Bank of America Corp.	281,600
13,000	Bank of New York Mellon Corp.	368,290
15,000	Barclays PLC – ADR	147,000
19,000	BB&T Corp. (c)	521,740
6,500	HSBC Holdings plc – ADR	316,355
85,000	National City Corp. (c)	153,850
10,000	SunTrust Banks, Inc.	295,400
		2,084,235
	Multi-Line Insurance: 0.15%
10,000	Hartford Financial Services Group, Inc.	164,200

	Property/Casualty Insurance: 2.31%
20,000	Allstate Corp.	655,200
15,000	Endurance Specialty Holdings Ltd. (b)	457,950
37,000	Old Republic International Corp.	441,040
20,000	Travelers Companies, Inc.	904,000
		2,458,190
	Real Estate Investment Trusts: 1.28%
29,000	Annaly Capital Management, Inc.	460,230
65,000	Capstead Mortgage Corp.	700,050
60,000	HRPT Properties Trust	202,200
		1,362,480
	Regional Banks: 0.64%
20,000	Citizens Republic Bancorp, Inc.	59,600
55,000	City Bank (c)	286,000
25,000	TCF Financial Corp. (c)	341,500
		687,100
	Savings Banks: 0.06%
29,524	PVF Capital Corp.	59,048
	Total Finance (Cost $11,156,232)	8,979,414

	HEALTH SERVICES: 3.92%
	Hospital/Nursing Management: 0.84%
60,000	Res-Care, Inc. (a)	901,200

	Managed Health Care: 2.67%
35,000	Aetna, Inc.	997,500
25,000	Humana, Inc. (a)	932,000
34,667	UnitedHealth Group, Inc.	922,142
		2,851,642
	Medical/Nursing Services: 0.08%
78,214	American Shared Hospital Services (a)	81,343

	Services to the Health Industry: 0.33%
151,100	HealthStream, Inc. (a)	352,063
	Total Health Services (Cost $2,906,514)	4,186,248

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	HEALTH TECHNOLOGY: 8.27%
	Biotechnology: 0.39%
32,000	ViroPharma Incorporated (a)	$416,640

	Medical Specialties: 2.13%
20,000	Baxter International, Inc.	1,071,800
25,000	Palomar Medical Technologies, Inc. (a)	288,250
15,074	Utah Medical Products, Inc.	330,874
65,000	Vascular Solutions, Inc. (a)	586,300
		2,277,224
	Pharmaceuticals: Generic: 0.37%
40,000	Mylan Laboratories, Inc. (a) (c)	395,600

	Pharmaceuticals: Major: 4.55%
17,500	Abbott Laboratories	933,975
25,000	Bristol-Myers Squibb Co.	581,250
11,000	Eli Lilly & Co.	442,970
6,000	GlaxoSmithKline plc – ADR	223,620
16,000	Johnson & Johnson	957,280
17,000	Merck & Co., Inc.	516,800
25,000	Pfizer, Inc.	442,750
20,000	Wyeth	750,200
		4,848,845
	Pharmaceuticals: Other: 0.83%
18,000	Forest Laboratories, Inc. (a)	458,460
40,000	King Pharmaceuticals, Inc. (a)	424,800
		883,260
	Total Health Technology (Cost $8,748,057)	8,821,569

	INDUSTRIAL SERVICES: 3.76%
	Contract Drilling: 1.32%
33,000	Nabors Industries Ltd. (a) (b)	395,010
19,000	Patterson-UTI Energy, Inc.	218,690
17,004	Precision Drilling Trust (b)	142,664
10,000	Rowan Companies, Inc.	159,000
10,500	Transocean Ltd. (a) (b)	496,125
		1,411,489
	Engineering & Construction: 0.66%
31,000	KBR, Inc.	471,200
10,000	Perini Corp. (a)	233,800
		705,000
	Environmental Services: 0.42%
22,000	American Ecology Corp.	445,060

	Oilfield Services/Equipment: 1.36%
20,000	Bristow Group, Inc. (a) (c)	535,800
45,000	Key Energy Services, Inc. (a)	198,450
24,500	Oceaneering International, Inc. (a)	713,930
		1,448,180
	Total Industrial Services (Cost $4,040,299)	4,009,729

	NON-ENERGY MINERALS: 2.45%
	Aluminum: 0.32%
30,000	Alcoa, Inc.	337,800

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	NON-ENERGY MINERALS (continued)
	Construction Materials: 0.84%
7,500	Ameron International Corp.	$471,900
30,000	Ready Mix, Inc. (a)	45,300
62,500	Rock of Ages Corp. (a)	125,000
440,000	Smith-Midland Corp. (a) (d)	255,200
		897,400
	Other Metals/Minerals: 0.60%
15,000	BHP Billiton Ltd. – ADR	643,500

	Precious Metals: 0.50%
10,720	Freeport-McMoRan Copper & Gold, Inc.	261,997
55,000	Stillwater Mining Co. (a) (c)	271,700
		533,697
	Steel: 0.19%
5,333	United States Steel Corp.	198,387
	Total Non-Energy Minerals (Cost $4,193,893)	2,610,784

	PROCESS INDUSTRIES: 3.96%
	Agricultural Commodities/Milling: 1.66%
42,500	Archer-Daniels-Midland Co.	1,225,275
100,000	Darling International, Inc. (a)	549,000
		1,774,275
	Chemicals: Agricultural: 0.32%
10,000	Mosaic Co.	346,000

	Chemicals: Major Diversified: 0.36%
15,000	E.I. Du Pont de Nemours and Co.	379,500

	Chemicals: Specialty: 0.40%
20,000	OM Group, Inc. (a)	422,200

	Industrial Specialties: 1.03%
57,700	American Biltrite, Inc. (a)	103,860
55,000	Olin Corp.	994,400
		1,098,260
	Pulp & Paper: 0.19%
17,000	International Paper Co.	200,600
	Total Process Industries (Cost $3,934,602)	4,220,835

	PRODUCER MANUFACTURING: 3.71%
	Auto Parts: O.E.M.: 0.42%
35,000	ArvinMeritor, Inc. (c)	99,750
7,000	Eaton Corp.	347,970
		447,720
	Electrical Products: 0.30%
56,500	Technology Research Corp.	93,790
355,000	TII Network Technologies, Inc. (a)	223,650
		317,440
	Industrial Conglomerates: 0.31%
20,000	General Electric Co.	324,000

	Miscellaneous Manufacturing: 0.71%
76,200	O.I. Corp.	760,476

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	PRODUCER MANUFACTURING (continued)
	Office Equipment/Supplies: 0.49%
35,000	McRae Industries, Inc. – Class A	$525,000

	Trucks/Construction/Farm Machinery: 1.48%
7,700	Joy Global, Inc.	176,253
45,000	Manitowoc Company, Inc.	389,700
10,000	Navistar International Corp. (a)	213,800
26,000	Tata Motors Ltd. – ADR (c)	115,700
15,000	Terex Corp. (a)	259,800
27,000	Trinity Industries, Inc.	425,520
		1,580,773
	Total Producer Manufacturing (Cost $5,778,050)	3,955,409

	RETAIL TRADE: 3.23%
	Apparel/Footwear Retail: 1.34%
15,000	Abercrombie & Fitch Co. – Class A	346,050
75,000	American Eagle Outfitters, Inc.	702,000
20,000	AnnTaylor Stores Corp. (a)	115,400
20,000	Nordstrom, Inc. (c)	266,200
		1,429,650
	Department Stores: 0.44%
24,000	J.C. Penney Company, Inc.	472,800

	Discount Stores: 0.33%
10,000	Target Corp.	345,300

	Food Retail: 0.22%
16,000	Supervalu, Inc.	233,600

	Home Improvement Chains: 0.43%
20,000	Home Depot, Inc.	460,400

	Specialty Stores: 0.47%
20,000	Jo-Ann Stores, Inc. – Class B (a)	309,800
24,000	Williams-Sonoma, Inc. (c)	188,640
		498,440
	Total Retail Trade (Cost $4,074,457)	3,440,190

	TECHNOLOGY SERVICES: 5.75%
	Data Processing Services: 0.00%
10	Axion International Holdings, Inc. (a)	10

	Information Technology Services: 1.38%
170,500	American Software, Inc. – Class A	801,350
8,000	International Business Machines Corp.	673,280
		1,474,630
	Internet Software/Services: 2.22%
65,000	AsiaInfo Holdings, Inc. (a) (c)	769,600
110,000	Edgewater Technology, Inc. (a)	284,900
90,000	Keynote Systems, Inc. (a)	693,900
70,000	RealNetworks, Inc. (a)	247,100
55,000	SonicWALL, Inc. (a)	218,900
25,000	United Online, Inc.	151,750
		2,366,150

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	TECHNOLOGY SERVICES (continued)
	Packaged Software: 2.15%
130,000	Compuware Corp. (a)	$877,500
30,000	Microsoft Corp.	583,200
75,000	Novell, Inc. (a)	291,750
40,000	Symantec Corp. (a)	540,800
		2,293,250
	Total Technology Services (Cost $7,008,302)	6,134,040
	TRANSPORTATION: 6.81%
	Airlines: 0.74%
22,000	Air France – ADR	289,740
17,000	Alaska Air Group, Inc. (a)	497,250
		786,990
	Marine Shipping: 3.82%
20,000	Dryships, Inc. (b) (c)	213,200
16,000	Frontline Ltd. (b) (c)	473,760
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	675,000
15,000	Overseas Shipholding Group, Inc. (c)	631,650
23,000	Teekay Shipping Corp. (b) (c)	451,950
20,000	Tidewater, Inc.	805,400
45,000	Tsakos Energy Navigation Ltd. (b) (c)	824,400
		4,075,360
	Railroads: 1.83%
20,000	CSX Corp.	649,400
17,500	Norfolk Southern Corp.	823,375
10,000	Union Pacific Corp.	478,000
		1,950,775
	Trucking: 0.42%
15,000	Arkansas Best Corp. (c)	451,650
	Total Transportation (Cost $5,740,687)	7,264,775
	Total Common Stocks (Cost $115,479,828)	104,123,662

	SHORT-TERM INVESTMENTS: 3.30%
	Money Market Funds: 3.30%
3,514,281	AIM STIT-STIC Prime Portfolio (Cost $3,514,281)	3,514,281

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 7.33%
7,821,574	AIM STIT-STIC Prime Portfolio (Cost $7,821,574)	7,821,574

	Total Investments in Securities (Cost $126,815,683): 108.26%	115,459,517
	Liabilities in Excess of Other Assets: (8.26)%	(8,810,250)
	Net Assets: 100.00%	$106,649,267

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $7,670,514 at December 31, 2008. See Note 8 in Notes to Financial Statements.
(d)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2008

Shares	COMMON STOCKS: 96.70%	Value
	COMMUNICATIONS: 1.95%
	Major Telecommunications: 1.95%
6,000	AT&T, Inc.	$171,000
3,300	Verizon Communications, Inc.	111,870
	Total Communications (Cost $229,187)	282,870

	CONSUMER DURABLES: 4.80%
	Automotive Aftermarket: 0.23%
5,500	Cooper Tire & Rubber Co.	33,880

	Electronics/Appliances: 0.98%
4,000	Eastman Kodak Co.	26,320
1,500	National Presto Industries, Inc.	115,500
		141,820
	Home Furnishings: 0.36%
5,300	Newell Rubbermaid, Inc.	51,834

	Homebuilding: 1.03%
4,400	D.R. Horton, Inc.	31,108
1,900	KB Home	25,878
1,950	M.D.C. Holdings, Inc.	59,085
1,900	Ryland Group, Inc.	33,573
		149,644
	Motor Vehicles: 0.87%
2,100	Harley-Davidson, Inc.	35,637
1,400	Toyota Motor Corp. – ADR	91,616
		127,253
	Other Consumer Specialties: 0.45%
1,585	Fortune Brands, Inc.	65,429

	Recreational Products: 0.88%
8,000	Mattel, Inc.	128,000
	Total Consumer Durables (Cost $1,263,943)	697,860

	CONSUMER NON-DURABLES: 6.22%
	Apparel/Footwear: 1.72%
4,000	Kenneth Cole Productions, Inc.	28,320
2,400	Nike, Inc. – Class B	122,400
1,800	VF Corp.	98,586
		249,306
	Beverages: Non-Alcoholic: 0.93%
3,000	Coca-Cola Co.	135,810

	Food: Major Diversified: 0.62%
1,159	Kraft Foods, Inc. – Class A	31,119
6,000	Sara Lee Corp.	58,740
		89,859
	Food: Specialty/Candy: 0.06%
204	J.M. Smucker Co.	8,846

	Household/Personal Care: 1.66%
2,200	Colgate-Palmolive Co.	150,788

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	CONSUMER NON-DURABLES (continued)
	Household/Personal Care (continued)
1,460	Procter & Gamble Co.	$90,257
		241,045
	Tobacco: 1.23%
7,000	Altria Group, Inc.	105,420
1,675	Philip Morris International Inc.	72,879
		178,299
	Total Consumer Non-Durables (Cost $906,702)	903,165

	CONSUMER SERVICES: 3.97%
	Casinos/Gaming: 0.41%
5,000	International Game Technology	59,450

	Media Conglomerates: 1.20%
6,000	Time Warner, Inc.	60,360
5,000	Walt Disney Co.	113,450
		173,810
	Other Consumer Services: 0.78%
5,000	H & R Block, Inc.	113,600

	Restaurants: 1.58%
3,700	McDonald’s Corp.	230,103
	Total Consumer Services (Cost $618,754)	576,963

	DISTRIBUTION SERVICES: 1.23%
	Electronics Distributors: 0.43%
9,000	Wayside Technology Group, Inc.	63,000

	Medical Distributors: 0.80%
3,000	McKesson Corp.	116,190
	Total Distribution Services (Cost $191,342)	179,190

	ELECTRONIC TECHNOLOGY: 14.31%
	Aerospace & Defense: 4.06%
1,925	American Science and Engineering, Inc.	142,373
6,900	Applied Signal Technology, Inc.	123,786
2,300	Boeing Co.	98,141
5,500	Kaman Corp. – Class A	99,715
1,500	Lockheed Martin Corp.	126,120
		590,135
	Computer Components & Software: 0.88%
3,500	Hewlett Packard Co.	127,015

	Computer Peripherals: 0.19%
6,200	Seagate Technology (a)	27,466

	Electronic Components: 0.73%
9,700	AVX Corp.	77,018
4,400	Jabil Circuit, Inc.	29,700
		106,718
	Electronic Equipment/Instruments: 0.84%
11,782	AU Optronics Corp. – ADR	90,485

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	ELECTRONIC TECHNOLOGY (continued)
	Electronic Equipment/Instruments (continued)
5,700	Nam Tai Electronics, Inc. (a)	$31,350
		121,835
	Electronic Production Equipment: 2.18%
8,500	Applied Materials, Inc.	86,105
5,000	Cognex Corp.	74,000
7,500	Cohu, Inc.	91,125
3,000	KLA-Tencor Corp.	65,370
		316,600
	Semiconductors: 3.20%
3,200	Analog Devices, Inc.	60,864
5,600	Intel Corp.	82,096
7,100	National Semiconductor Corp.	71,497
10,922	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	86,284
5,200	Texas Instruments, Inc.	80,704
4,700	Xilinx, Inc.	83,754
		465,199
	Telecommunications Equipment: 2.23%
7,000	ADTRAN, Inc.	104,160
6,500	Nokia Corp. – ADR	101,400
3,300	QUALCOMM, Inc.	118,239
		323,799
	Total Electronic Technology (Cost $2,659,000)	2,078,767

	ENERGY MINERALS: 8.83%
	Integrated Oil: 4.63%
2,200	Chevron Corp.	162,734
2,800	ConocoPhillips	145,040
2,400	Exxon Mobil Corp.	191,592
1,200	Hess Corp.	64,368
4,000	Marathon Oil Corp.	109,440
		673,174
	Oil & Gas Production: 3.60%
2,800	Anadarko Petroleum Corp.	107,940
1,400	Apache Corp.	104,342
3,500	Chesapeake Energy Corp.	56,595
2,000	Devon Energy Corp.	131,420
2,500	Noble Energy, Inc.	123,050
		523,347
	Oil Refining/Marketing: 0.60%
4,000	Valero Energy Corp.	86,560
	Total Energy Minerals (Cost $1,015,492)	1,283,081

	FINANCE: 13.26%
	Finance/Rental/Leasing: 0.94%
13,000	Advanta Corp. – Class B	27,170
2,800	Ryder System, Inc.	108,584
		135,754
	Financial Conglomerates: 0.95%
3,200	Citigroup Inc.	21,472
3,700	JPMorgan Chase & Co.	116,661
		138,133

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	FINANCE (continued)
	Investment Banks/Brokers: 1.09%
1,150	Goldman Sachs Group, Inc.	$97,049
2,500	Merrill Lynch & Co., Inc.	29,100
2,000	Morgan Stanley	32,080
		158,229
	Life/Health Insurance: 0.83%
6,500	Unum Group	120,900

	Major Banks: 1.86%
5,504	Bank of America Corp.	77,496
3,400	Bank of New York Mellon Corp.	96,322
3,500	BB&T Corp.	96,110
		269,928
	Multi-Line Insurance: 0.20%
1,800	Hartford Financial Services Group, Inc.	29,556

	Property/Casualty Insurance: 5.44%
2,400	Allstate Corp.	78,624
5,850	American Financial Group, Inc.	133,848
3,000	Chubb Corp.	153,000
3,300	Endurance Specialty Holdings Ltd. (a)	100,749
3,300	Travelers Companies, Inc.	149,160
5,625	W.R. Berkley Corp.	174,375
		789,756
	Real Estate Investment Trusts: 1.78%
7,500	Annaly Capital Management, Inc.	119,025
13,000	Capstead Mortgage Corp.	140,010
		259,035
	Regional Banks: 0.17%
3,000	Fifth Third Bancorp	24,780
	Total Finance (Cost $2,546,758)	1,926,071

	HEALTH TECHNOLOGY: 8.30%
	Medical Specialties: 1.40%
2,500	Baxter International, Inc.	133,975
2,200	Medtronic, Inc.	69,124
		203,099
	Pharmaceuticals: Major: 6.90%
2,800	Abbott Laboratories	149,436
5,050	Bristol-Myers Squibb Co.	117,412
2,500	Eli Lilly & Co.	100,675
2,300	GlaxoSmithKline plc – ADR	85,721
1,900	Johnson & Johnson	113,677
3,900	Merck & Co., Inc.	118,560
2,500	Novartis AG – ADR	124,400
5,000	Pfizer, Inc.	88,550
2,800	Wyeth	105,028
		1,003,459
	Total Health Technology (Cost $1,276,481)	1,206,558

	INDUSTRIAL SERVICES: 3.11%
	Contract Drilling: 0.33%
3,050	Rowan Companies, Inc.	48,495

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	INDUSTRIAL SERVICES (continued)
	Engineering & Construction: 0.88%
8,400	KBR, Inc.	$127,680

	Environmental Services: 0.64%
2,800	Waste Management, Inc.	92,792

	Environmental Services: 0.89%
6,400	American Ecology Corp.	129,472

	Oilfield Services/Equipment: 0.37%
2,950	Halliburton Co.	53,631
	Total Industrial Services (Cost $513,547)	452,070

	NON-ENERGY MINERALS: 3.47%
	Aluminum: 0.35%
4,500	Alcoa, Inc.	50,670

	Construction Materials: 0.43%
1,000	Ameron International Corp.	62,920

	Other Metals/Minerals: 0.86%
2,900	BHP Billiton Ltd. – ADR	124,410

	Precious Metals: 0.53%
10,000	Yamana Gold, Inc. (a)	77,200

	Steel: 1.30%
3,200	Nucor Corp.	147,840
1,100	United States Steel Corp.	40,920
		188,760
	Total Non-Energy Minerals (Cost $504,609)	503,960

	PROCESS INDUSTRIES: 2.68%
	Agricultural Commodities/Milling: 0.89%
4,500	Archer-Daniels-Midland Co.	129,735

	Chemicals: Major Diversified: 0.75%
2,700	Dow Chemical Co.	40,743
2,700	E.I. Du Pont de Nemours and Co.	68,310
		109,053
	Industrial Specialties: 0.75%
6,000	Olin Corp.	108,480

	Pulp & Paper: 0.29%
3,500	International Paper Co.	41,300
	Total Process Industries (Cost $589,351)	388,568

	PRODUCER MANUFACTURING: 6.89%
	Auto Parts: O.E.M.: 1.12%
9,000	ArvinMeritor, Inc.	25,650
1,800	Eaton Corp.	89,478
4,500	Superior Industries International, Inc.	47,340
		162,468

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	PRODUCER MANUFACTURING (continued)
	Industrial Conglomerates: 1.25%
1,500	3M Co.	$86,310
3,000	General Electric Co.	48,600
2,675	Ingersoll-Rand Company Ltd. – Class A (a)	46,411
		181,321
	Metal Fabrication: 1.24%
7,334	Insteel Industries, Inc.	82,801
5,000	Timken Co.	98,150
		180,951
	Trucks/Construction/Farm Machinery: 3.28%
2,600	Caterpillar, Inc.	116,142
3,000	Cummins, Inc.	80,190
2,000	Deere & Co.	76,640
2,500	Joy Global, Inc.	57,225
6,300	Tata Motors Ltd. – ADR	28,035
7,500	Trinity Industries, Inc.	118,200
		476,432
	Total Producer Manufacturing (Cost $1,431,961)	1,001,172

	RETAIL TRADE: 5.56%
	Apparel/Footwear Retail: 1.77%
2,000	Abercrombie & Fitch Co. – Class A	46,140
9,000	American Eagle Outfitters, Inc.	84,240
5,500	Gap Inc.	73,645
4,000	Nordstrom, Inc.	53,240
		257,265
	Department Stores: 0.35%
2,600	J.C. Penney Company, Inc.	51,220

	Discount Stores: 1.98%
4,100	Family Dollar Stores, Inc.	106,887
1,700	Target Corp.	58,701
2,170	Wal-Mart Stores, Inc.	121,650
		287,238
	Electronics/Appliances Stores: 0.73%
3,750	Best Buy Co., Inc.	105,413

	Home Improvement Chains: 0.55%
3,500	Home Depot, Inc.	80,570

	Specialty Stores: 0.18%
3,400	Williams-Sonoma, Inc.	26,724
	Total Retail Trade (Cost $1,247,244)	808,430

	TECHNOLOGY SERVICES: 2.48%
	Information Technology Services: 1.50%
23,000	American Software, Inc. – Class A	108,100
1,300	International Business Machines Corp.	109,408
		217,508
	Internet Software/Services: 0.31%
7,500	United Online, Inc.	45,525

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2008, Continued

Shares		Value
	TECHNOLOGY SERVICES (continued)
	Packaged Software: 0.67%
5,000	Microsoft Corp.	$97,200
	Total Technology Services (Cost $486,608)	360,233

	TRANSPORTATION: 8.44%
	Air Freight/Couriers: 0.53%
1,400	United Parcel Service, Inc. – Class B	77,224

	Marine Shipping: 4.50%
2,600	Dryships, Inc. (a)	27,716
2,500	Frontline Ltd. (a)	74,025
4,422	General Maritime Corp.	47,758
3,200	Nordic American Tanker Shipping Ltd. (a)	108,000
2,000	Overseas Shipholding Group, Inc.	84,220
5,642	Ship Finance International Ltd. (a)	62,344
3,000	Tidewater, Inc.	120,810
7,000	Tsakos Energy Navigation Ltd. (a)	128,240
		653,113
	Railroads: 2.18%
3,200	CSX Corp.	103,904
2,500	Norfolk Southern Corp.	117,625
2,000	Union Pacific Corp.	95,600
		317,129
	Trucking: 1.23%
3,500	Arkansas Best Corp.	105,385
2,800	J.B. Hunt Transport Services, Inc.	73,556
		178,941
	Total Transportation (Cost $1,326,657)	1,226,407

	UTILITIES: 1.20%
	Electric Utilities: 1.20%
5,000	Duke Energy Corp.	75,050
3,100	Edison International	99,572
	Total Utilities (Cost $197,038)	174,622
	Total Common Stocks (Cost $17,004,674)	14,049,987

	SHORT-TERM INVESTMENTS: 2.93%
	Money Market Funds: 2.93%
426,137	AIM STIT-STIC Prime Portfolio (Cost $426,137)	426,137

	Total Investments in Securities (Cost $17,430,812): 99.63%	14,476,125
	Other Assets in Excess of Liabilities: 0.37%	54,020
	Net Assets: 100.00%	$14,530,145

ADR – American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2008

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $126,361,235 and $17,430,812, respectively)[1]	$115,204,317	$14,476,125
Affiliates (cost $454,448 and $0, respectively)	255,200	—
Total investments in securities, at value
(cost $126,815,683 and $17,430,812, respectively)	115,459,517	14,476,125
Cash	4,970	986
Receivables:
Securities sold	23,813	77,366
Dividends and interest	209,910	42,635
Fund shares sold	140,631	39,592
Securities lending	38,734	—
Prepaid expenses	20,679	11,313
Total assets	115,898,254	14,648,017

LIABILITIES
Payables:
Collateral on securities loaned	7,821,574	—
Due to advisor	72,396	7,214
Fund shares redeemed	1,185,803	54,533
Transfer agent fees and expenses	57,072	13,646
Distribution fees	21,203	2,947
Administration fees	19,722	2,531
Fund accounting fees	14,843	10,599
Audit fees	26,900	19,700
Custody fees	6,053	1,181
Chief Compliance Officer fee	1,550	1,175
Accrued expenses	21,871	4,346
Total liabilities	9,248,987	117,872
NET ASSETS	$106,649,267	$14,530,145

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$102,834,364	$14,374,401
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	5,932,758	1,743,012
Net asset value, offering and redemption price per share	$17.33	$8.25
Advisor Class
Net assets applicable to shares outstanding	$3,814,903	$155,744
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	219,867	18,958
Net asset value, offering and redemption price per share	$17.35	$8.22

COMPONENTS OF NET ASSETS
Paid-in capital	$120,171,311	$18,153,773
Undistributed net investment income	91,131	11,600
Accumulated net realized loss on investments	(2,257,009)	(680,541)
Net unrealized depreciation on investments	(11,356,166)	(2,954,687)
Net assets	$106,649,267	$14,530,145
[1] Includes loaned securities with a market value of	$7,670,514	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2008

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld of $24,891 and $4,818,
and issuance fees of $127 and $28, respectively)	$3,058,992	$630,086
Interest	128,243	15,801
Securities lending	449,178	—
Total income	3,636,413	645,887
Expenses
Advisory fees (Note 3)	1,781,131	217,651
Distribution fees – Investor Class (Note 5)	429,745	53,857
Transfer agent fees and expenses (Note 3)	249,302	55,426
Administration fees (Note 3)	211,405	51,178
Fund accounting fees (Note 3)	64,365	41,776
Reports to shareholders	52,224	6,063
Registration expense	28,175	25,404
Audit fees	26,900	19,700
Miscellaneous	22,885	3,972
Custody fees (Note 3)	21,628	3,902
Insurance	13,525	4,307
Legal fees	11,714	9,455
Trustee fees	11,318	7,514
Chief Compliance Officer fee (Note 3)	5,031	4,244
Total expenses	2,929,348	504,449
Less: Expenses waived by advisor (Note 3)	(291,000)	(73,930)
Net expenses	2,638,348	430,519
Net investment income	998,065	215,368

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(2,175,103)	(624,903)
Net change in unrealized appreciation on investments	(93,501,730)	(8,527,488)
Net realized and unrealized loss on investments	(95,676,833)	(9,152,391)
Net decrease in net assets resulting from operations	$(94,678,768)	$(8,937,023)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$998,065	$313,554
Net realized gain/(loss) on investments	(2,175,103)	21,238,154
Net change in unrealized appreciation on investments	(93,501,730)	(10,019,361)
Net increase/(decrease) in net assets resulting from operations	(94,678,768)	11,532,347

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(838,596)	(376,934)
Advisor Class	(47,391)	(34,705)
From net realized gain on investments
Investor Class	—	(22,993,295)
Advisor Class	—	(767,581)
Total distributions to shareholders	(885,987)	(24,172,515)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(45,927,830)	(24,245,004)
Total decrease in net assets	(141,492,585)	(36,885,172)

NET ASSETS
Beginning of year	248,141,852	285,027,024
End of year	$106,649,267	$248,141,852
Accumulated net investment income	$91,131	$—

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2008		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	900,299	$22,134,297	1,086,998	$37,773,480
Shares issued on reinvestment of distributions	46,904	792,677	710,030	22,380,138
Shares redeemed*	(2,763,662)	(67,989,872)	(2,531,275)	(86,536,428)
Net decrease	(1,816,459)	$(45,062,898)	(734,247)	$(26,382,810)
* Net of redemption fees of		$18,421		$18,317

Advisor Class
	Year Ended		Year Ended
	December 31, 2008		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	56,544	$1,390,450	60,382	$2,087,844
Shares issued on reinvestment of distributions	2,727	46,104	25,405	802,287
Shares redeemed*	(99,538)	(2,301,486)	(22,220)	(752,325)
Net increase/(decrease)	(40,267)	$(864,932)	63,567	$2,137,806
* Net of redemption fees of		$2,340		$3,188

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$215,368	$128,184
Net realized gain/(loss) on investments	(624,903)	1,030,665
Net change in unrealized appreciation on investments	(8,527,488)	(462,458)
Net increase/(decrease) in net assets resulting from operations	(8,937,023)	696,391

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(209,235)	(129,258)
Advisor Class	(2,842)	(1,413)
From net realized gain on investments
Investor Class	(6,283)	(1,111,417)
Advisor Class	(67)	(7,623)
Total distributions to shareholders	(218,427)	(1,249,711)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(4,237,647)	(2,365,477)
Total decrease in net assets	(13,393,097)	(2,918,797)

NET ASSETS
Beginning of year	27,923,242	30,842,039
End of year	$14,530,145	$27,923,242
Accumulated net investment income	$11,600	$8,313

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2008		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	157,755	$1,643,692	326,504	$4,566,060
Shares issued on reinvestment of distributions	25,689	206,539	90,536	1,200,506
Shares redeemed*	(571,924)	(6,192,739)	(548,158)	(7,631,292)
Net decrease	(388,480)	$(4,342,508)	(131,118)	$(1,864,726)
* Net of redemption fees of		$2,418		$2,945

Advisor Class
	Year Ended		Year Ended
	December 31, 2008		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	13,433	$172,632	13,818	$187,487
Shares issued on reinvestment of distributions	363	2,909	630	8,338
Shares redeemed*	(8,458)	(70,680)	(51,247)	(696,576)
Net increase/(decrease)	5,338	$104,861	(36,799)	$(500,751)
* Net of redemption fees of		$1		$107

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$30.98	$32.84	$30.46	$28.44	$24.56

Income from investment operations:
Net investment income/(loss)	0.14 ^	0.04 ^	(0.09)^	(0.17)^	(0.11)
Net realized and unrealized gain/(loss) on investments	(13.65)	1.34	3.16	3.30	3.98
Total from investment operations	(13.51)	1.38	3.07	3.13	3.87

Less distributions:
From net investment income	(0.14)	(0.05)	—	—	—
From net realized gain on investments	—	(3.19)	(0.70)	(1.12)	(0.01)
	(0.14)	(3.24)	(0.70)	(1.12)	(0.01)

Redemption fees retained	0.00 ^#	0.00 ^#	0.01 ^	0.01 ^	0.02

Net asset value, end of year	$17.33	$30.98	$32.84	$30.46	$28.44

Total return	(43.60)%	4.05%	10.09%	11.06%	15.83%

Ratios/supplemental data:
Net assets, end of year (thousands)	$102,834	$240,064	$278,559	$264,186	$259,307
Ratio of expenses to average net assets:
Before expense reimbursement	1.65%	1.58%	1.62%	1.63%	1.61%
After expense reimbursement	1.49%	1.49%	1.62%	1.63%	1.61%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.39%	0.02%	(0.29%)	(0.57%)	(0.41%)
After expense reimbursement	0.55%	0.11%	(0.29%)	(0.57%)	(0.41%)
Portfolio turnover rate	6.19%	1.70%	17.75%	3.84%	24.59%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
			April 30, 2006*
	Year Ended December 31,		Through
	2008	2007	December 31, 2006
Net asset value, beginning of period	$31.05	$32.90	$33.42

Income from investment operations:
Net investment income/(loss)	0.21 ^	0.13 ^	(0.06	)^
Net realized and unrealized gain/(loss) on investments	(13.70)	1.34	0.24
Total from investment operations	(13.49)	1.47	0.18

Less distributions:
From net investment income	(0.22)	(0.14)	—
From net realized gain on investments	—	(3.19)	(0.70)
	(0.22)	(3.33)	(0.70)

Redemption fees retained	0.01 ^	0.01 ^	0.00	^#

Net asset value, end of period	$17.35	$31.05	$32.90

Total return	(43.41)%	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,815	$8,078	$6,468
Ratio of expenses to average net assets:
Before expense reimbursement	1.40%	1.33%	1.45	%**
After expense reimbursement	1.24%	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.65%	0.28%	(0.28	%)**
After expense reimbursement	0.81%	0.37%	(0.28	%)**
Portfolio turnover rate	6.19%	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
					September 30, 2004*
	Year Ended December 31,				Through
	2008	2007	2006	2005	December 31, 2004
Net asset value, beginning of period	$13.02	$13.33	$11.89	$11.06	$10.00

Income from investment operations:
Net investment income	0.11 ^	0.06 ^	0.07 ^	0.04 ^	0.02
Net realized and unrealized gain/(loss) on investments	(4.76)	0.23	1.72	0.83	1.06
Total from investment operations	(4.65)	0.29	1.79	0.87	1.08

Less distributions:
From net investment income	(0.12)	(0.06)	(0.07)	(0.03)	(0.02)
From net realized gain on investments	(0.00)#	(0.54)	(0.28)	(0.02)	—
	(0.12)	(0.60)	(0.35)	(0.05)	(0.02)

Redemption fees retained	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^	0.00	#

Net asset value, end of period	$8.25	$13.02	$13.33	$11.89	$11.06

Total return	(35.66)%	2.13%	15.05%	7.95%	10.77	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,374	$27,746	$30,171	$25,950	$16,144
Ratio of expenses to average net assets:
Before expense reimbursement	2.32%	2.12%	2.07%	2.13%	2.84	%**
After expense reimbursement	1.98%	1.98%	1.98%	1.98%	1.98	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.65%	0.27%	0.43%	0.17%	(0.14	)%**
After expense reimbursement	0.99%	0.41%	0.52%	0.33%	0.75	%**
Portfolio turnover rate	3.61%	4.49%	7.77%	8.83%	1.57	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
			April 30, 2006*
	Year Ended December 31,		Through
	2008	2007	December 31, 2006
Net asset value, beginning of period	$12.99	$13.32	$13.18

Income from investment operations:
Net investment income	0.14 ^	0.08 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	(4.76)	0.22	0.42
Total from investment operations	(4.62)	0.30	0.52

Less distributions:
From net investment income	(0.15)	(0.10)	(0.10)
From net realized gain on investments	(0.00)#	(0.54)	(0.28)
	(0.15)	(0.64)	(0.38)

Redemption fees retained	—	0.01 ^	0.00	^#

Net asset value, end of period	$8.22	$12.99	$13.32

Total return	(35.48)%	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$156	$177	$671
Ratio of expenses to average net assets:
Before expense reimbursement	2.07%	1.87%	1.86	%**
After expense reimbursement	1.73%	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before expense reimbursement	0.95%	0.44%	1.00	%**
After expense reimbursement	1.28%	0.58%	1.13	%**
Portfolio turnover rate	3.61%	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2008

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value per share.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31 2008, Continued

valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 9 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  As of December 31, 2008, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all tax returns filed for the last three years.

C.
Security Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting  These reclassifications have no effect on net assets or net asset value per share.

For the year ended December 31, 2008, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated Net
	Net Investment	Realized
	Income	Loss	Paid-in Capital
Al Frank Fund	$(20,947)	$13,799	$7,148
Al Frank Dividend Value Fund	(4)	4	—

The difference between book and tax relates primarily to real estate investment trust adjustments.

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31 2008, Continued

earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the year ended December 31, 2008, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended December 31, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $1,781,131 and $217,651, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the year ended December 31, 2008, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended December 31, 2008, the Advisor reduced its fees and absorbed Fund expenses in the amount of $291,000 and $73,930 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2010	$249,714	2009	$86,373
2011	291,000	2010	45,435
	$540,714	2011	73,930
			$205,738

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31 2008, Continued

be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the year ended December 31, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$211,405	$51,178
Fund accounting	64,365	41,776
Transfer agency	100,204	38,761
Custody	21,628	3,899

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the year ended December 31, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $5,031 and $4,244, respectively, of the Chief Compliance Officer fee.

NOTE 4 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of December 31, 2008 amounted to $255,200 representing 0.24% of net assets. Transactions during the year ended December 31, 2008 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	—
Sales Cost	—
Ending Cost	$454,448
Ending Shares	440,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 5 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the year ended December 31, 2008, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $429,745 and $53,857, respectively.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31 2008, Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $10,841,031 and $46,551,697, respectively.

For the year ended December 31, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $770,691 and $4,485,104, respectively.

NOTE 7 – LINES OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amounts of $50,000,000 and $8,400,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  For the year ended December 31, 2008, the Al Frank Dividend Value Fund had an outstanding one day balance and a weighted average interest rate of $17,000 and 6.50%, respectively.

NOTE 8 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of December 31, 2008, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$7,670,514	$7,821,574

NOTE 9 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2008:

Al Frank Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$115,459,517	$115,459,517	$—	$—
Total	$115,459,517	$115,459,517	$—	$—

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31 2008, Continued

Al Frank Dividend Value Fund

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$14,476,125	$14,476,125	$—	$—
Total	$14,476,125	$14,476,125	$—	$—

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2008	2007	2008	2007
Ordinary income	$885,987	$969,937	$212,089	$165,226
Long-term capital gains	—	23,202,578	6,338	1,084,485

Ordinary income distributions may include dividends paid from short-term capital gains.

The Al Frank Dividend Value Fund designated $6,338 as long-term capital gain dividend, pursuant to Internal Revenue Code section 825(b)(3).

As of December 31, 2008,  the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$126,822,834	$17,430,812
Gross unrealized appreciation	21,741,517	1,798,250
Gross unrealized depreciation	(33,104,834)	(4,752,937)
Net unrealized depreciation	(11,363,317)	(2,954,687)
Undistributed ordinary income	91,131	11,600
Undistributed long-term capital gain	—	—
Total distributable earnings	91,131	11,600
Other accumulated gains/(losses)	(2,249,858)	(680,541)
Total accumulated earnings/(losses)	$(13,522,044)	$(3,623,628)

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund deferred on a tax basis post-October losses of $461,940 and $164,304, respectively.

At December 31, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund had tax capital losses which may be carried over to offset future gains.  The Al Frank Fund and the Al Frank Dividend Value Fund had losses of $1,787,918 and $516,237, respectively, which expire in 2016.

Al Frank Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Al Frank Fund
Al Frank Dividend Value Fund

We have audited the accompanying statements of assets and liabilities of the Al Frank Fund and Al Frank Dividend Value Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisor Series Trust, as of  December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above,  in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 19, 2009

Al Frank Funds

NOTICE TO SHAREHOLDERS at December 31, 2008 (Unaudited)

For the year ended December 31, 2008, the Al Frank Fund designated $885,987 and the Al Frank Dividend Value Fund designated $212,089 as ordinary income for purposes of the dividends paid deduction.  For the year ended December 31, 2008, the Al Frank Dividend Value Fund designated $6,338 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended December 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the Al Frank Fund and the Al Frank Dividend Value Fund was 100% and 100%, respectively.

For corporate shareholders in the Al Frank Fund and the Al Frank Dividend Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2008 was 100% and 100%, respectively.

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue section 871(k)(1)(C) for the Al Frank Fund and the Al Frank Dividend Value Fund is 3.55% and 2.64%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.

Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex	Other
Name, Address	with the	of Time	During Past	Overseen by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held
Walter E. Auch	Trustee	Indefinite term	Management Consultant; formerly	2	Director, Sound Surgical
(age 87, dob 4/12/1921)		since February	Chairman, CEO of Chicago Board		Technologies, LLC;
615 E. Michigan Street		1997.	Options Exchange (CBOE) and		Trustee, Consulting
Milwaukee, WI 53202			President of Paine Webber.		Group Capital Markets
					Funds (Smith Barney)
					(11 portfolios); Trustee,
					The UBS Funds (57
					portfolios).

James Clayburn LaForce	Trustee	Indefinite term	Dean Emeritus, John E. Anderson	2	Trustee, The Payden
(age 80, dob 12/28/1928)		since May	Graduate School of Management,		Funds (21 portfolios);
615 E. Michigan Street		2002.	University of California, Los Angeles.		Trustee, The
Milwaukee, WI 53202					Metzler/Payden
					Investment Group (6
					portfolios); Trustee,
					Arena Pharmaceuticals.

Michael D. LeRoy	Trustee	Indefinite term	President, Crown Capital Advisors,	2	Trustee, Bjurman, Barry
(age 61, dob 8/14/1947)		since September	LLC (financial consulting firm)		Funds (3 portfolios);
615 E. Michigan Street		2008.	(2000 to present).		Director, Wedbush
Milwaukee, WI 53202					Bank.

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial Consultant	2	Trustee, The Forward
(age 72, dob 6/18/1936)		since February	and former Executive Vice President		Funds (16 portfolios).
615 E. Michigan Street		1997.	and Chief Operating Officer of ICI
Milwaukee, WI 53202			Mutual Insurance Company
			(until January 1997).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	2	Trustee, E*TRADE
(age 74, dob 7/10/1934)		since May	Hotchkis and Wiley Funds		Funds (6 portfolios).
615 E. Michigan Street		2002.	(mutual funds) (1985 to 1993).
Milwaukee, WI 53202

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	2	None.
(age 69, dob 10/8/1939)		since February	President, Federal Home Loan
615 E. Michigan Street		1997.	Bank of San Francisco.
Milwaukee, WI 53202

Interested Trustee

Joe D. Redwine	Interested	Indefinite term	President, CEO, U.S. Bancorp	2	None.
(age 61, dob 7/9/1947)	Trustee	since September	Fund Services, LLC since May 1991.
615 E. Michigan Street		2008.
Milwaukee, WI 53202

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Officers
Term of Office
Name, Address	Position with	and Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Joe D. Redwine	Chairman and	Indefinite term since	President, CEO, U.S. Bancorp Fund Services, LLC
(age 61, dob 7/9/1947)	Chief Executive Officer	September 2007.	since May 1991.
615 E. Michigan Street
Milwaukee, WI 53202

Douglas G. Hess	President and Principal	Indefinite term since	Vice President, Compliance and Administration,
(age 41, dob 7/19/1967)	Executive Officer	June 2003.	U.S. Bancorp Fund Services, LLC since March 1997.
615 E. Michigan Street
Milwaukee, WI 53202

Cheryl L. King	Treasurer and Principal	Indefinite term since	Assistant Vice President, Compliance and Administration,
(age 47, dob 8/27/1961)	Financial Officer	December 2007.	U.S. Bancorp Fund Services, LLC since October 1998.
615 E. Michigan Street
Milwaukee, WI 53202

Robert M. Slotky	Vice President,	Indefinite term since	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 61, dob 6/17/1947)	Chief Compliance	September 2004.	since July 2001; Senior Vice President, Investment
2020 E. Financial Way	Officer, AML Officer		Company Administration, LLC (May 1997 to July 2001).
Glendora, CA 91741

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term since	Vice President and Counsel, U.S. Bancorp Fund Services,
(age 43, dob 4/16/1965)		June 2007.	LLC, since May 2006; Senior Counsel, Wells Fargo Funds
615 E. Michigan Street			Management, LLC, May 2005 to May 2006; Senior Counsel,
Milwaukee, WI 53202			Strong Financial Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 888.263.6443.

Al Frank Funds

REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders (the “Meeting”) took place on July 15, 2008, to elect two new Trustees to the Board and to approve the ratification of the prior appointment of one current Trustee of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, at the close of business on May 22, 2008, were entitled to attend or submit proxies.  As of the record date, the Trust had 109,009,551.55 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.  Election of Two New Trustees

Nominee	For Votes	Votes Withheld
Michael D. LeRoy	67,690,566.1576	161,711.1704
Joe D. Redwine	67,386,892.1216	165,385.2064

Proposal No. 2.  Ratification of the Prior Appointment of One Current Trustee of the Board

Current Trustee	For Votes	Votes Withheld
George J. Rebhan	66,476,414.1932	1,075,863.1348

Effective September 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee

Effective December 1, 2008, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Walter E. Auch, Independent Trustee	George J. Rebhan, Independent Trustee
James Clayburn LaForce, Independent Trustee	Joe D. Redwine, Interested Trustee
Michael D. LeRoy, Independent Trustee	George T. Wofford, Independent Trustee
Donald E. O’Connor, Independent Trustee

Effective January 1, 2009, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Michael D. LeRoy, Independent Trustee	Joe D. Redwine, Interested Trustee
Donald E. O’Connor, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENTS.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

Al Frank Fund:The Board noted that the Al Frank Fund’s performance was below its peer group median and averages for the year-to-date, one-year, three-year, and five-year returns, though the Fund’s performance was above its peer group median and average for the ten-year returns.  The Board noted that the Fund had not consistently underperformed throughout this period, but that its recent underperformance had caused its relative performance to fall below its peer group for the periods indicated.

Al Frank Dividend Value Fund:  The Board noted that the Al Frank Dividend Value Fund’s performance was above the median and averages of its peer group for the year-to-date, one-year, three-year and since inception returns but was below the median and average of its peer group for the three month return.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

Al Frank Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Al Frank Fund of 1.49% for the Investor Class shares and 1.24% for the Advisor Class shares (respectively, the “Expense Cap”).  The Board noted that the Fund’s total expense ratio for the Investor Class shares was slightly above the median and average of its peer group, while the total expense ratio for the Advisor Class shares was below the median  and average of its peer group.  The Board also noted that the contractual advisory fee was above the median and average of its peer group though it was below the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most

Al Frank Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited), Continued

recent fiscal period was in line with the peer group median and average. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Al Frank Dividend Value Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Al Frank Dividend Value Fund of 1.98% for the Investor Class shares and 1.73% for the Advisor Class shares.  Additionally, the Board noted that, while the Fund’s total expense ratio and contractual advisory fee were above its peer group median, the contractual advisory fee was below the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period was significantly below the peer group median and average. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  In this regard, the Board noted that the Al Frank Fund’s expense ratio has decreased slightly as the Fund’s assets have grown.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Funds do not exceed a specified expense limitation. The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with each Fund as asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for Rule 12b-1 fees. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreements was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the Al Frank Fund and the Al Frank Dividend Value Fund would be in the best interest of each Fund and its shareholders.

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Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA  92651
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both current and potential shareholders, including:

• Performance through the most recent quarter and month end
• Applications, including new account forms, IRA and IRA transfer forms
• Electronic copies of the Prospectus and Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 2/09

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Michael D. LeRoy is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2008	FYE 12/31/2007
Audit Fees	$41,200	$39,300
Audit-Related Fees	N/A	N/A
Tax Fees	$5,400	$5,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2008	FYE 12/31/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2008	FYE 12/31/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     3/5/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     3/5/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     3/5/09

* Print the name and title of each signing officer under his or her signature.